Income tax expense (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Expense Details 3
Opening balance as of January 1,	$ (14,507)	$ (7,628)
Tax income during the period recognized in profit or loss	15,050	(6,642)
Tax income during the period recognized in other comprehensive income	(11,460)	731	$ 9,948
Exchange differences	(233)	(968)
Closing balance as of December 31	$ 155	$ (14,507)	$ (7,628)